Capital Leases Payable (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Lease expiration date	Dec. 31, 2016	Dec. 31, 2016
October 1, 2018 [Member] | De Lange Landon [Member]
Lease expiration date	Oct. 01, 2018	Oct. 01, 2018
Capital lease payable	$ 452	$ 452
Tangible asset capital lease interest rate	10.00%	10.00%
November 16, 2016 [Member] | Dell Computers [Member]
Lease expiration date	Nov. 16, 2016	Nov. 16, 2016
Capital lease payable	$ 592	$ 592
Tangible asset capital lease interest rate	15.09%	15.09%
December 15, 2016 [Member] | Dell Computers [Member]
Lease expiration date	Dec. 15, 2016	Dec. 15, 2016
Capital lease payable	$ 590	$ 590
Tangible asset capital lease interest rate	15.09%	15.09%
January 3, 2017 [Member] | Dell Computers [Member]
Lease expiration date	Jan. 03, 2017	Jan. 03, 2017
Capital lease payable	$ 405	$ 405
Tangible asset capital lease interest rate	15.09%	15.09%
January 3, 2017 One [Member] | Dell Computers [Member]
Lease expiration date	Jan. 03, 2017	Jan. 03, 2017
Capital lease payable	$ 394	$ 394
Tangible asset capital lease interest rate	15.09%	15.09%